PERSONNEL SALARIES AND EXPENSES	12 Months Ended
Dec. 31, 2017
Personnel Salaries And Expenses
PERSONNEL SALARIES AND EXPENSES

NOTE 30

PERSONNEL SALARIES AND EXPENSES

For the years ended December 31, 2017, 2016 and 2015, the composition of personnel salaries and expenses is as follows:

	For the years ended December 31,
	2017	2016	2015
	MCh$	MCh$	MCh$

Personnel compensation	250,962	249,703	233,707
Bonuses or gratifications	75,181	77,649	78,260
Stock-based benefits	2,752	331	66
Seniority compensation	26,120	26,263	34,012
Pension plans	2,039	(150)	431
Training expenses	2,867	2,835	3,186
Day care and kindergarten	2,505	3,072	2,992
Health funds	4,748	4,777	4,474
Welfare funds	896	806	754
Other personnel expenses	28,897	29,847	29,181
Total	396,967	395,133	387,063